Stockholders' Equity - Additional Information (Detail) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	3 Months Ended										12 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2013 Dividend Declared	Apr. 30, 2013 Prior Authorization	Dec. 31, 2013 Prior Authorization	Dec. 31, 2012 Prior Authorization	Dec. 31, 2011 Prior Authorization	Apr. 30, 2013 Current Authorization	Dec. 31, 2013 Current Authorization	Feb. 28, 2014 Current Authorization Subsequent Event
Equity, Class of Treasury Stock [Line Items]
Cash dividend declared											$ 1.07	$ 1.03	$ 0.75	$ 0.27
Total Amount	$ 42,000,000	$ 42,000,000	$ 41,000,000	$ 42,000,000	$ 41,000,000	$ 42,000,000	$ 41,000,000	$ 41,000,000	$ 41,000,000	$ 41,000,000				$ 42,000,000
Dividend payable date	Oct. 25, 2013	Jul. 26, 2013	Apr. 26, 2013	Jan. 25, 2013	Oct. 26, 2012	Jul. 27, 2012	Apr. 27, 2012	Jan. 31, 2012	Oct. 28, 2011	Jul. 28, 2011				Jan. 31, 2014
Record Date	Sep. 30, 2013	Jun. 28, 2013	Mar. 28, 2013	Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 30, 2011	Sep. 30, 2011	Jun. 30, 2011				Dec. 31, 2013
Expiration date of current authorization																				Jun. 30, 2015
Share repurchase authorization															1,000,000,000				1,000,000,000
Share repurchase authorization															In April 2013, the Board of Directors replaced its previously approved share repurchase authorization of up to $1 billion (of which $557 million remained unused) with the current authorization for repurchases of up to $1 billion of our common shares exclusive of shares repurchased in connection with employee stock plans, expiring on June 30, 2015.
Shares repurchased in open market																1.22	6.25	6.80		4.55
Value of shares repurchased											531,000,000	518,000,000	541,000,000			82,000,000	460,000,000	492,000,000		420,000,000
Shares repurchased in open market, average price																$ 67.59	$ 73.66	$ 72.75		$ 92.17
Remaining authorized amount															557,000,000						580,000,000
Common shares acquired in connection with employee stock plans, shares											0.3	0.7	0.8
Common shares acquired in connection with employee stock plans, amount											29,000,000	58,000,000	49,000,000
Aggregate statutory capital and surplus in our state regulated insurance subsidiaries				5,100,000,000							5,500,000,000	5,100,000,000
Aggregate minimum regulatory requirements of statutory capital and surplus				3,400,000,000							3,500,000,000	3,400,000,000
Dividends that may be paid to the parent company without prior approval by state regulatory authorities in 2014											840,000,000
Dividends that were paid to the parent company without prior approval by state regulatory authorities											$ 967,000,000